Tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Tax	Tax
Accounting for income taxes
The Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.
Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised. Deferred tax liabilities are recognised for all taxable temporary differences except for the initial recognition of goodwill. Deferred tax is not recognised where the temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.
The Group has adopted the International Tax Reform - Pillar Two Model Rules amendments to IAS 12, which were issued on 23 May
2023 and approved by the UK Endorsement Board on 19 July 2023, and has applied the exception set out in paragraph 4A in respect of recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
The Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Group’s tax returns. The Group accounts for provisions in respect of uncertain tax positions in two different ways.
A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Group ultimately expects to pay the tax authority to resolve the position. The accrual of interest and penalty amounts in respect of uncertain income tax positions is recognised as an expense within profit before tax.
Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.
The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. The Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position.
Where a number of issues are expected to be reviewed and resolved together, the Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.
Critical accounting estimates and judgements
There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions;
and secondly, the recognition and measurement of deferred tax assets.
The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year. The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant. It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.
Deferred tax assets have been recognised based on business profit forecasts which included consideration for the current view of climate impacts. Details on the recognition of deferred tax assets are provided in this note.

	2024	2023	2022
	£m	£m	£m
Current tax charge/(credit)
Current year	1,633	1,359	1,045
Adjustments in respect of prior years	26	(181)	(444)
	1,659	1,178	601
Deferred tax charge/(credit)
Current year	128	(95)	235
Adjustments in respect of prior years	(35)	151	203
	93	56	438
Tax charge	1,752	1,234	1,039
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard
UK corporation tax rate to the Group’s profit before tax.

	2024	2024	2023	2023	2022	2022
	£m	%	£m	%	£m	%
Profit before tax	8,108		6,557		7,012
Tax charge based on the applicable UK corporation tax rate of 25% (2023: 23.5%; 2022: 19% )	2,027	25.0%	1,541	23.5%	1,332	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.8% (2023: 23.6%; 2022: 21.4% ))	(97)	(1.2%)	4	0.1%	167	2.4%

Recurring items:
Non-creditable taxes including withholding taxes	105	1.3%	130	2.0%	126	1.8%
Banking surcharge[1] and other items	91	1.1%	49	0.8%	131	1.8%
Changes in recognition of deferred tax and effect of unrecognised tax	69	0.8%	(58)	(0.9%)	(146)	(2.1%)
Non-deductible expenses	61	0.8%	65	1.0%	51	0.7%
Impact of UK bank levy being non-deductible	56	0.7%	42	0.6%	33	0.5%
Adjustments in respect of prior years	(9)	(0.1%)	(30)	(0.5%)	(241)	(3.4%)
Non-taxable gains and income	(125)	(1.5%)	(65)	(1.0%)	(135)	(1.9%)
Tax relief on holdings of inflation-linked government bonds	(186)	(2.3%)	(214)	(3.3%)	(556)	(7.9%)
Tax relief on payments made under AT1 instruments	(241)	(3.0%)	(222)	(3.4%)	(172)	(2.4%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	—	—	—	—	346	4.9%
Non-deductible provisions for investigations and litigation	(1)	(0.0%)	—	—	93	1.3%
Non-deductible provisions for UK customer redress	2	0.0%	(8)	(0.1%)	10	0.1%
Total tax charge	1,752	21.6%	1,234	18.8%	1,039	14.8%
Note:
1Banking surcharge includes the impact of the 3% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.
Factors influencing the effective tax rate
The effective tax rate of 21.6% is lower than the UK corporation tax rate of 25% primarily due to tax relief on payments made under AT1 instruments and tax relief on holdings of inflation-linked government bonds. These factors, which have each decreased the effective tax rate, are partially offset by non-creditable taxes including withholding taxes, and banking surcharge and other items.
Factors that may influence the effective tax rate in future periods
The Group’s future tax charge will be sensitive to the geographic mix of profits earned, the tax rates in force and changes to the tax rules in the jurisdictions that the Group operates in.
A gain of £556m has arisen on the acquisition of Tesco Bank. The acquisition is expected to generate a gain as a result of the consideration payable for net assets being lower than their fair value. The Group considers that the UK corporation tax treatment of
£475m of the day 1 gain is unclear. The Group has treated the gain as taxable in preparing its 2024 financial statements and intends to engage with HM Revenue & Customs (HMRC) with a view to achieving clarity of treatment prior to filing Barclays Bank UK PLC's corporation tax return for the year ended 31 December 2024.
Tax law is, at times, complex, and it is the role of courts and tribunals to act as the final authority on the correct interpretation of tax law.
In October 2023, a First-tier Tax Tribunal hearing took place between Barclays Bank PLC and HMRC in respect of the UK corporation tax treatment of an element of the finance costs associated with reserve capital instruments issued as part of the capital raising announced by Barclays in October 2008, which have since been redeemed. The judgment was handed down in March 2024 and was in
HMRC’s favour. In January 2025, Barclays was granted permission from the Upper Tribunal to appeal against the judgment. A provision is carried that is expected to be sufficient to cover the tax cost (once tax attributes that are available to partially offset a potential tax liability in respect of this issue are taken into account) in the event that the appeal is unsuccessful and the existing judgment were to stand.
The UK Government enacted legislation in 2023 to implement the OECD's global minimum tax rules (the Pillar Two rules) and a UK domestic minimum tax. The rules apply from 1 January 2024 and apply in respect of profits for every jurisdiction where the Group operates. Additional taxes resulting from the implementation of Pillar Two of £14m have arisen in respect of a limited number of jurisdictions in which the Group operates, principally in the Isle of Man, Jersey, and Guernsey, by virtue of their low statutory tax rates. It is not expected that additional taxes will significantly increase the Group’s tax charge in future periods.
Additionally, the Group may be subject to Qualifying Domestic Minimum Top-up Taxes (QDMTTs) under the Pillar Two rules implemented in its operating jurisdictions. The application of QDMTT rules should not affect the overall impact of any additional taxes resulting from the Pillar Two regime on the Group’s tax charge, as any taxes paid under a local QDMTT would be expected to result in a reduction in any top-up tax being payable in the UK. The Group will continue to review and assess the impact of further guidance released by the OECD and governments implementing this new tax regime.
Tax in the consolidated statement of comprehensive income
Tax relating to each component of other comprehensive income can be found in the consolidated statement of comprehensive income.
Tax included directly in equity
Tax included directly in equity comprises a £135m credit (2023: £9m credit, 2022: £1m credit) relating to share-based payments and deductible costs on issuing other equity instruments.
Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	2024	2023
	£m	£m
UK Tax Group	4,451	4,081
US Intermediate Holding Company Tax Group ('IHC Tax Group')	1,162	973
Barclays Bank PLC's US Branch Tax Group	270	386
Other (outside the UK and US tax groups)	438	520
Deferred tax asset	6,321	5,960
Deferred tax liability	(18)	(22)
Net deferred tax	6,303	5,938
UK Tax Group deferred tax asset
The deferred tax asset in the UK Tax Group of £4,451m (2023: £4,081m) includes £1,385m (2023: £1,566m) relating to tax losses, with the balance relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate that these losses will be fully recovered.
US deferred tax assets in the IHC and US Branch Tax Groups
The deferred tax asset in the IHC Tax Group of £1,162m (2023: £973m) includes £38m (2023: £35m) relating to tax losses, with the balance relating to temporary differences. The deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £270m (2023:
£386m) relates entirely to temporary differences.
In relation to the IHC Tax Group, these temporary differences include £365m (2023: £387m) arising from New York State and City prior net operating loss conversion which can be carried forward and will expire in 2034. Business profit forecasts indicate that these amounts will be utilised prior to expiry.
Other deferred tax assets (outside the UK and US tax groups)
The deferred tax asset of £438m (2023: £520m) in other entities within the Group includes £111m (2023: £147m) relating to tax losses.
These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that those deferred tax assets will be fully recovered.
Of the deferred tax asset of £438m (2023: £520m), an amount of £4m (2023: £20m) relates to entities which have suffered a loss in either the current or prior year and for which the utilisation of the deferred tax is dependent on future taxable profits. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.
The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share-based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,277	571	1,477	38	628	85	449	1,146	1,748	7,419
Liabilities	(124)	—	—	(1,014)	—	—	—	(343)	—	(1,481)
As at 1 January 2024	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938
Income statement	159	—	—	4	(110)	1	(34)	101	(214)	(93)
Other comprehensive income and reserves	—	194	(269)	118	—	308	110	1	—	462
Other movements	6	—	2	—	(19)	—	9	(2)	—	(4)
	1,318	765	1,210	(854)	499	394	534	903	1,534	6,303
Assets	1,435	765	1,223	43	499	394	534	1,203	1,534	7,630
Liabilities	(117)	—	(13)	(897)	—	—	—	(300)	—	(1,327)
As at 31 December 2024	1,318	765	1,210	(854)	499	394	534	903	1,534	6,303

Assets	1,296	675	2,875	40	702	—	433	1,280	1,646	8,947
Liabilities	(77)	—	—	(1,315)	—	(190)	—	(390)	—	(1,972)
As at 1 January 2023	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975
Income statement	(63)	(26)	—	(26)	(43)	—	43	(46)	105	(56)
Other comprehensive income and reserves	—	(78)	(1,398)	327	—	273	(14)	—	—	(890)
Other movements	(3)	—	—	(2)	(31)	2	(13)	(41)	(3)	(91)
	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938
Assets	1,277	571	1,477	38	628	85	449	1,146	1,748	7,419
Liabilities	(124)	—	—	(1,014)	—	—	—	(343)	—	(1,481)
As at 31 December 2023	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938
Other movements include the impact of changes in foreign exchange rates as well as deferred tax amounts relating to acquisitions and disposals.
The amount of deferred tax assets expected to be recovered after more than 12 months is £6,663m (2023: £5,325m). The amount of deferred tax liability expected to be settled after more than 12 months is £1,044m (2023: £1,173m). These amounts are before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.
Unrecognised deferred tax
Tax losses and temporary differences
Deferred tax assets have not been recognised in respect of gross deductible temporary differences of £373m (2023: £527m), unused tax credits of £359m (2023: £381m), and gross tax losses of £21,295m (2023: £21,681m). The tax losses include capital losses of
£3,903m (2023: £3,965m). Of these tax losses, £13m (2023: £79m) expire within five years, £6m (2023: £13m) expire within six to ten years, £11,789m (2023: £10,504m) expire within eleven to twenty years and £9,487m (2023: £11,085m) can be carried forward indefinitely. Deferred tax assets have not been recognised in respect of these items because it is not probable that future taxable profits and gains will be available against which they can be utilised.
Group investments in subsidiaries, branches and associates
Deferred tax is not recognised in respect of the value of the Group's investments in subsidiaries, branches and associates where the
Group is able to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. The aggregate amount of these temporary differences for which deferred tax liabilities have not been recognised was £920m (2023: £873m).